Short-term investments (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Short-term Investments	¥ 979,053	$ 142,397	¥ 124,550